Basis of Presentation	6 Months Ended
Apr. 30, 2024
Text Block [Abstract]
Basis of Presentation
Note 1: Basis of Presentation
Bank of Montreal (the bank or BMO) is a chartered bank under the
Bank Act (Canada)
and is a public company incorporated in Canada. We are a highly diversified financial services company, providing a broad range of personal and commercial banking, wealth management and investment banking products and services. The bank’s head office is at 129 rue Saint Jacques, Montreal, Quebec. Our executive offices are at 100 King Street West, 1 First Canadian Place, Toronto, Ontario. Our common shares are listed on the Toronto Stock Exchange (TSX) and the New York Stock Exchange.
These condensed interim consolidated financial statements have been prepared in accordance with International Accounting Standard (IAS) 34,
Interim Financial Reporting
as issued by the International Accounting Standards Board (IASB) using the same accounting policies as disclosed in our annual consolidated financial statements for the year ended October 31, 2023, except as outlined below. These condensed interim consolidated financial statements should be read in conjunction with the notes to our annual consolidated financial statements for the year ended October 31, 2023. We also comply with interpretations of International Financial Reporting Standards (IFRS) by our regulator, the Office of the Superintendent of Financial Institutions of Canada (OSFI). These interim consolidated financial statements were authorized for issue by the Board of Directors on May 29, 2024.
Interbank Offered Rate (IBOR) Reform
Transition of Canadian Dollar Offered Rate (CDOR) settings is in progress, and it is expected to be completed before the June 28, 2024 cessation date. Our overall CDOR and bankers’ acceptance (BA) exposures continue to decline and our CDOR derivative exposures will largely transition when central counterparties convert existing CDOR trades to Canadian Overnight Repo Rate Average. For additional details regarding interest rate benchmarks, refer to Note 1 of our annual consolidated financial statements for the year ended October 31, 2023.
Use of Estimates and Judgments
The preparation of the interim consolidated financial statements requires management to use estimates and assumptions that affect the carrying amounts of certain assets and liabilities, certain amounts reported in net income and other related disclosures.
The most significant assets and liabilities for which we must make estimates and judgments include the allowance for credit losses (ACL); financial instruments measured at fair value; pension and other employee future benefits; impairment of securities; income taxes and deferred tax assets; goodwill and intangible assets; insurance-related assets and liabilities; provisions including legal proceedings and severance charges; transfer of financial assets and consolidation of structured entities. We make judgments in assessing the business model for financial assets as well as whether substantially all risks and rewards have been transferred in respect of transfers of financial assets and whether we control structured entities. If actual results were to differ from the estimates, the impact would be recorded in future periods.
The economic outlook is subject to several risks that could lead to a more severe contraction of the North American economy, including inflation staying above target that either delays expected interest rate reductions or causes a renewed increase in rates, an escalation of geopolitical risks including wars in Ukraine and the Middle East, and an increase in tensions between the United States and China relating to trade protectionism and Taiwan. The impact on our business, results of operations, reputation, financial performance and condition, including the potential for credit, counterparty and mark-to-market
losses, our credit ratings and regulatory capital and liquidity ratios, as well as impacts to our customers and competitors, will depend on future developments, which remain uncertain. By their very nature, the judgments and estimates we make for the purposes of preparing our consolidated financial statements relate to matters that are inherently uncertain. However, we have detailed policies and internal controls that are intended to ensure the judgments made in estimating these amounts are well controlled and independently reviewed, and that our policies are consistently applied from period to period. We believe that our estimates of the value of our assets and liabilities are appropriate as at April 30, 2024.
Allowance for Credit Losses
As detailed further in Note 1 of our annual consolidated financial statements for the year ended October 31, 2023, ACL consists of allowances on impaired loans, which represent estimated losses related to impaired loans in the portfolio provided for but not yet written off, and allowances on performing loans, which is our best estimate of impairment in the existing portfolio for loans that have not yet been individually identified as impaired.
The expected credit losses (ECL) model requires the recognition of credit losses generally based on 12 months of expected losses for performing loans and the recognition of lifetime losses on performing loans that have experienced a significant increase in credit risk since origination.
The determination of a significant increase in credit risk takes into account many different factors and varies by product and risk segment. The bank’s methodology for determining significant increase in credit risk is based on the change in probability of default between origination, and reporting date, assessed using probability-weighted scenarios as well as certain other criteria, such as 30 days past due and watchlist status. The assessment of a significant increase in credit risk requires experienced credit judgment.

In determining whether there has been a significant increase in credit risk and in calculating the amount of ECL, we must rely on estimates and exercise judgment regarding matters for which the ultimate outcome is unknown. These judgments include changes in circumstances that may cause future assessments of credit risk to be materially different from current assessments, which could require an increase or a decrease in the ACL. The calculation of ECL includes the explicit incorporation of forecasts of future economic conditions. We have developed models incorporating specific macroeconomic variables that are relevant to each portfolio. Key economic variables for our retail portfolios include primary operating markets of Canada, the United States and regional markets, where considered significant. Forecasts are developed internally by our Economics group, considering external data and our view of future economic conditions. We exercise experienced credit judgment to incorporate multiple economic forecasts, which are probability-weighted, in the determination of the final ECL. The allowance is sensitive to changes in both economic forecasts and the probability-weight assigned to each forecast scenario.
Additional information regarding the ACL is included in Note 3.
Insurance Contract Liabilities
Insurance contract liabilities represent estimates of fulfilment cash flows, which include a risk adjustment, and the contractual service margin (CSM). Fulfillment cash flows include estimates of future cash flows related to the remaining coverage period and for already incurred claims, which are then discounted and probability-weighted. This is based on non-financial
risk assumptions including mortality, lapse and expenses, which are based on a combination of industry and entity specific data and in the case of expenses, on historical analysis of which expenses are attributable to insurance operations. These assumptions are reviewed at least annually and updated to reflect actual experience and market conditions. In addition, we add a risk adjustment for non-financial
risk to bring the confidence level on the sufficiency for reserves to
70-80%.
The CSM is a component of the liability representing the unearned profit we will recognize as we provide services.
Changes in Accounting Policy
IFRS 17 Insurance Contracts
Effective November 1, 2023, we adopted IFRS 17
Insurance Contracts
(IFRS 17), which provides a comprehensive approach to accounting for all types of insurance contracts and replaced existing IFRS 4
Insurance Contracts
(IFRS 4).
IFRS 17 fundamentally changes the accounting for insurance contracts, with two key changes for the bank which impact the timing of income recognition:
Firstly, IFRS 17 requires us to group insurance contracts, where contracts have similar risks, were written in the same fiscal year and have similar expected profitability. IFRS 4 had no similar grouping requirement. We then measure these groups of contracts based on our estimates of the present value of future cash flows that are expected to arise as we fulfill the contracts, plus an explicit risk adjustment for insurance-specific risk. To the extent that future cash inflows exceed the future cash outflows, a CSM is recorded, representing unearned profits that will be recognized over the duration of the insurance contracts. If a group of insurance contracts is expected to experience losses, these losses are recorded in income immediately in non-interest
revenue, insurance service results. Changes in expected fulfilment cash outflows, risk adjustment and CSM will be recognized in the Consolidated Statement of Income in insurance service results over the term of the related insurance contracts. We will use this approach for all insurance contracts, except for creditor insurance and direct participating contracts. We will apply a modified approach to our direct participating products, including segregated funds, whereby their initial measurement is consistent with other insurance contracts, but the fee variability is factored into the remeasurement over the contract coverage period. For our creditor business, with a coverage period of one year or less, we will defer premiums received and recognize them in income over the coverage period and recognize a liability for claims only once a loss is incurred.
Under IFRS 4, gains/losses on new contracts were previously recognized in income immediately.
The second key difference under IFRS 17 compared to IFRS 4 is the rate used to discount our insurance contract liabilities. Under IFRS 17, the discount rate is comprised of a risk-free rate and an illiquidity premium that reflects the characteristics of these liabilities. Under IFRS 4, the discount rate was connected to the yield of the assets held to support insurance contract liabilities. We have elected the accounting policy choice under IFRS 17 to recognize the impact of changes in the discount rate and financial assumptions on insurance contract liabilities in our Consolidated Statement of Income in non-interest
revenue, insurance investment results.
On transition, we were required to apply a full retrospective approach, where we restated prior periods as if we had always applied IFRS 17, unless impracticable, in which case we were to apply either the modified retrospective approach, where we applied specific modifications to the full retrospective approach, or the fair value approach, where we determined the fair value of the CSM as the difference between the fair value of a group of contracts and our fulfilment cash flows at the date of transition. We applied the full retrospective approach to our creditor business and the fair value approach to all other products written prior to November 1, 2022. The impact of adopting IFRS 17 as at November 1, 2022 is an increase in assets of $1,075 million, an increase in liabilities of $2,181 million and a decrease in shareholders’ equity of $1,106 million after-tax.
The CSM qualifies as Tier 1 Capital. We applied the change retrospectively, as though we had always accounted for insurance contracts under IFRS 17.
IAS 40 Investment Property
On transition to IFRS 17, we voluntarily changed our accounting policy for the measurement of investment properties, included in insurance-related assets in other assets in our Consolidated Balance Sheet, from cost to fair value. This better aligns our returns on investment properties with gains and losses from our insurance business. IAS 40
Investment Property
(IAS 40) permits either measurement approach. We applied the change retrospectively, as though we had always accounted for investment properties at fair value. The result was an increase in other assets of $132 million and an increase in shareholders’ equity of $132 million after-tax
at November 1, 2022.

Transition Impacts
The following table shows the impact of these combined changes at November 1, 2022:

(Canadian $ in millions)	November 1, 2022 previously reported	IFRS 17 impacts	IAS 40 accounting policy change impacts	November 1, 2022 restated
Assets
Other Assets
Deferred tax assets	$1,175	$418	$(51)	$1,542
Other
Insurance-related assets	2,575	657	183	3,415
Total Assets	$3,750	$1,075	$132	$4,957

Liabilities
Other Liabilities
Deferred tax liabilities	$102	$-	$-	$102
Other
Insurance-related liabilities	11,201	2,181	-	13,382
Total Liabilities	$11,303	$2,181	$-	$13,484
The impact of these changes on our Common Equity Tier 1 (CET1) Ratio is not material.
Presentation of Insurance Results
Insurance results are presented in
non-interest
revenue, insurance service results and
non-interest
revenue, insurance investment results, in our Consolidated Statement of Income. Insurance service results include insurance revenue, insurance service expenses and reinsurance results. Insurance investment results include net returns on insurance-related assets and the impact of the change in discount rates and financial assumptions on insurance contract liabilities. We no longer report Insurance claims, commissions and changes in policy benefit liabilities.
Insurance service results in our Consolidated Statement of Income are as follows:

(Canadian $ in millions)	For the three months ended		For the six months ended
	April 30, 2024	April 30, 2023	April 30, 2024	April 30, 2023
Insurance revenue	$434	$390	$867	$747
Insurance service expenses	(305)	(263)	(602)	(509)
Net expenses from reinsurance contracts	(30)	(26)	(67)	(49)
Insurance service results	$99	$101	$198	$189
Insurance investment results in our Consolidated Statement of Income are as follows:

(Canadian $ in millions)	For the three months ended		For the six months ended
	April 30, 2024	April 30, 2023	April 30, 2024	April 30, 2023
Investment return	$(215)	$197	$1,068	$991
Insurance finance income (expense) from insurance and reinsurance contracts held	213	(212)	(1,012)	(1,092)
Movement in investment contract liabilities	27	(11)	(40)	(52)
Insurance investment results	$25	$(26)	$16	$(153)
We use the following rates for discounting fulfilment cash flows for our insurance contracts, which are based on a risk-free yield adjusted for an illiquidity premium that reflects the liquidity characteristics of the liabilities:

Portfolio duration:	April 30, 2024	October 31, 2023
1 year	5.67%	6.10%
3 years	5.22%	5.83%
5 years	5.05%	5.69%
10 years	5.18%	5.82%
20 years	5.48%	5.85%
30 years	5.32%	5.81%
Ultimate	5.00%	5.00%

Presentation of Insurance Contract Liabilities
Insurance contract liabilities by remaining coverage and incurred claims is comprised of the following:

(Canadian $ in millions)	For the six months ended April 30, 2024			For the twelve months ended October 31, 2023
	Liabilities for remaining coverage	Liabilities for incurred claims	Total	Liabilities for remaining coverage	Liabilities for incurred claims	Total
Beginning of Period:
Insurance contract liabilities	$13,114	$235	$13,349	$11,850	$267	$12,117
Insurance service results	(783)	553	(230)	(1,403)	979	(424)
Net finance expenses from insurance contracts	1,072	-	1,072	179	-	179
Total cash flows	1,474	(573)	901	2,488	(1,013)	1,475
Other changes in the net carrying amount of the insurance contract	-	(1)	(1)	-	2	2

End of Period:
Insurance contract liabilities (1)	$14,877	$214	$15,091	$13,114	$235	$13,349

(1)	The liabilities for incurred claims relating to insurance contracts in our creditor and reinsurance business were $115 million as at April 30, 2024 and $131 million as at Octobe r 31, 2023.
CSM from contracts issued in 2023 was $73 million and for the six months ended April 30, 2024 was $60 million. Total CSM as at April 30, 2024 was $1,698 million ($1,689 million as at October 31, 2023). This excludes the impact of any reinsurance held, which is not significant to the bank. Onerous contract losses in the three and six months ended April 30, 2024 and 2023 were not material.
IFRS 9 Financial Instruments
Effective November 1, 2023, we voluntarily changed our accounting policy to account for regular way contracts to buy or sell financial assets on trade date, instead of on settlement date. This change was applied retrospectively, as is required for changes in accounting policy, as if we always recorded securities transactions on trade date. Regular way contracts are contracts which will be settled within a timeframe established by market convention or regulation. The change resulted in an increase in both assets and liabilities of $52.5 billion as at October 31, 2023.
IAS 12 Income Taxes
Effective November 1, 2023, we adopted an amendment to IAS 12
Income Taxes
(IAS 12). This amendment narrows the IAS 12 exemption to exclude transactions that give rise to equal and offsetting temporary differences (e.g. leases and asset retirement obligations). Upon adoption of the amendment, we record separate deferred tax assets and liabilities related to the assets and liabilities that give rise to these temporary differences. There was no impact on our Consolidated Balance Sheet, as the balances are eligible for offset when levied by the same tax authority. This change impacts note disclosure only.
Future Changes in IFRS
IAS 12 Income Taxes
In May 2023, the IASB issued an amendment to IAS 12. The amendment addresses concerns around accounting for the global minimum top-up
tax as outlined in the
two-pillar
plan for international tax reform developed by members of the Organisation for Economic
Co-operation
and Development/G20 Inclusive Framework on Base Erosion and Profit Shifting. The amendment to IAS 12 includes temporary mandatory relief from recognizing and disclosing deferred taxes related to the top-up
tax. We have applied the temporary mandatory relief related to deferred taxes in jurisdictions in which we operate where the top-up tax legislation has been enacted or substantively enacted. The minimum tax rules in these jurisdictions are not yet effective for us and we continue to assess their financial impact. We anticipate the global minimum tax rules will be effective for our fiscal year beginning November 1, 2024.
IFRS 18 Presentation and Disclosure in the Financial Statements
In April 2024, the IASB issued IFRS 18
Presentation and Disclosure in Financial Statements
(IFRS 18), which will replace IAS 1
Presentation of Financial Statements
, and will be effective for our fiscal year beginning November 1, 2027. IFRS 18 requires changes to how information is grouped and presented in the financial statements, and requires that certain management performance measures be included in the financial statements. We are currently assessing the impact of the standard on the presentation of our consolidated financial statements.